Goldman Sachs Inflation Protected Securities Fund Expense Example - Class P Shares [Member] - Goldman Sachs Inflation Protected Securities Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	$ 589